Earnings Per Common Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings Per Common Share	Earnings Per Common ShareThe basic earnings per common share (“EPS”) computation is based on the weighted average number of common shares outstanding, adjusted to reflect all stock splits. The diluted EPS computation is based on those shares used in the basic EPS computation plus common shares that would have been outstanding assuming issuance of common shares for all dilutive potential common shares outstanding and adjusted to reflect all stock splits, using the treasury stock method.
On September 6, 2022, Corebridge Parent effectuated a stock split and recapitalization of its 100,000 shares of common stock, of which 90,100 shares were Class A Common Stock and 9,900 shares were Class B Common Stock. Subsequent to September 6, 2022, there is a single class of Common Stock. Accordingly, the two-class method for allocating net income will no longer be applicable. Corebridge Parent split its 100,000 shares of Class A shares and Class B shares in a 6,450 to 1 stock split for a total of 645,000,000 shares of a single class of Common Stock.
The results of the stock split have been applied retroactively to the weighted average common shares outstanding for all periods prior to September 6, 2022. After closing the sale of a 9.9% equity stake in Corebridge to Blackstone on November 2, 2021, Blackstone owned 63,855,000 shares of Class B Common Stock. Prior to the sale of the Class B shares to Blackstone on November 2, 2021, Class B shares did not exist. The Class B Common Stock was pari passu to the Class A Common Stock except for distributions associated with the sale of the affordable housing portfolio.
Prior to September 6, 2022, we used the two-class method for allocating net income to each class of our common stock. Prior to November 1, 2021, the EPS calculation allocates all net income ratably to Class A and Class B shares. After November 2, 2021, income was allocated ratably to the Class A and B shares, except for distributions associated with the sale of the affordable housing portfolio in 2021 in which the Class B shareholder did not participate.
The following table presents the computation of basic and diluted EPS for the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
(in millions, except per common share data)	2022	2021	2020
Numerator for EPS:
Net income (loss)	$8,469	N/A	N/A
Less: Net income (loss) attributable to noncontrolling interests	320	N/A	N/A
Net income (loss) attributable to Corebridge common shareholders	$8,149	N/A	N/A
Net income attributable to Class A shareholders	N/A	$6,859	$578
Net income attributable to Class B shareholders	N/A	$496	$64

Denominator for EPS(a):
Weighted average common shares outstanding - basic	646.1	N/A	N/A
Dilutive common shares(b)	1.3	N/A	N/A
Weighted average common shares outstanding - diluted	647.4	N/A	N/A
Common stock Class A - basic and diluted	N/A	581.1	581.1
Common stock Class B - basic and diluted	N/A	63.9	63.9

Income per common share attributable to Corebridge common shareholders(a)
Basic:
Common stock	$12.61	N/A	N/A
Common stock Class A	N/A	$11.80	$1.00
Common stock Class B	N/A	$7.77	$1.00
Diluted:
Common stock	$12.59	N/A	N/A
Common stock Class A	N/A	$11.80	$1.00
Common stock Class B	N/A	$7.77	$1.00
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(a)The results of the September 6, 2022 stock split have been applied retroactively for all periods prior to September 6, 2022.
(b)Potential dilutive common shares include our share-based employee compensation plans. The number of common shares excluded from dilutive shares outstanding was approximately 41 thousand for the year ended December 31, 2022 because the effect of including those common shares in the calculation would have been anti-dilutive. There were no anti-dilutive instruments for the years ended December 31, 2021 and 2020.